STOCK-BASED COMPENSATION - 2007 Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Jun. 25, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Options to purchase common stock and unvested RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized	54,665,196
Number of shares to be purchased for one option	1
Common stock, par value	$ 0.01
Options to purchase common stock and unvested RSUs | 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options were reserved for grants to employees	3,360,000
Options to purchase common stock and unvested RSUs | 2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	21,756,714
Expiration period	10 years